Investment Securities (Roll-Forward Of Credit Loss Component Recognized In Earnings) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Roll forward of credit loss component recognized in earnings:
Balance at beginning of fiscal year	¥ 35,458	¥ 36,591	¥ 40,556
Initial credit impairments	8,596	14,087	24,587
Subsequent credit impairments	5,186	6,401	5,235
Securities sold or matured	(19,174)	(21,621)	(33,787)
Balance at end of fiscal year	¥ 30,066	¥ 35,458	¥ 36,591